Advances on Newbuilding Contracts - Capital Commitment Maturity Analysis (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	$ 248,500
1 Year
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	175,500
2 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	73,000
3 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
4 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
5 Years
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	0
Thereafter
Disclosure of detailed information about property, plant and equipment [line items]
Newbuilding contracts	$ 0